Taxes - Schedule of Taxes Payable (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Taxes Payable [Abstract]
VAT	$ 938,643	$ 1,014,959
Income taxes	2,238,075	2,168,507
Dividend withholding	88,128	88,521
Other	3,570	1,240
Total	$ 3,268,416	$ 3,273,227